Risk management and financial instruments - Narrative (Details)	12 Months Ended											1 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended															3 Months Ended	12 Months Ended			12 Months Ended					12 Months Ended					12 Months Ended
	Dec. 31, 2013 USD ($)		Dec. 31, 2012 USD ($)		Dec. 31, 2011 USD ($)	Dec. 31, 2013 Total Return Swap USD ($)	Dec. 31, 2013 Total Return Swap	Dec. 31, 2012 Total Return Swap USD ($)	Dec. 31, 2012 Total Return Swap	Dec. 31, 2011 Total Return Swap USD ($)	Dec. 31, 2011 Total Return Swap	Jan. 31, 2012 Other Contract USD ($)	Dec. 31, 2013 Other Contract USD ($)	Sep. 18, 2013 SapuraKencana Share Agreements USD ($) contract	Dec. 31, 2013 SapuraKencana Share Agreements USD ($)	Dec. 31, 2013 Interest Rate Swap USD ($)	Dec. 31, 2012 Interest Rate Swap USD ($)	Dec. 31, 2011 Interest Rate Swap USD ($)	Dec. 31, 2013 Cross Currency Interest Rate Contract USD ($)	Dec. 31, 2012 Cross Currency Interest Rate Contract USD ($)	Dec. 31, 2011 Cross Currency Interest Rate Contract USD ($)	Dec. 31, 2013 Forward Contracts USD ($)	Dec. 31, 2012 Forward Contracts USD ($)	Dec. 31, 2011 Forward Contracts USD ($)	Dec. 31, 2013 Forward Contracts USD ($)	Dec. 31, 2012 Forward Contracts USD ($)	Dec. 31, 2013 Forward Contract 2 USD ($)	Dec. 31, 2013 Forward Contract 2 GBP (£)	Dec. 31, 2012 Forward Contract 2 USD ($)	Dec. 31, 2013 Sevan Drilling Interest Rate Swap USD ($)	Dec. 31, 2013 Sevan Drilling Interest Rate Swap USD ($)	Oct. 31, 2013 Sevan Drilling Interest Rate Swap USD ($) swap	Sep. 27, 2013 Credit facility, Sevan Drilling, $1,750 facility USD ($)	Dec. 31, 2013 Minimum Interest Rate Swap Swap 32	Dec. 31, 2013 Minimum Interest Rate Swap Swap 33	Dec. 31, 2013 Minimum Interest Rate Swap Swap 34	Dec. 31, 2013 Minimum Cross Currency Interest Rate Contract	Dec. 31, 2013 Minimum Forward Contracts NOK	Dec. 31, 2013 Maximum Interest Rate Swap Swap 32	Dec. 31, 2013 Maximum Interest Rate Swap Swap 33	Dec. 31, 2013 Maximum Interest Rate Swap Swap 34	Dec. 31, 2013 Maximum Cross Currency Interest Rate Contract	Dec. 31, 2013 Maximum Forward Contracts NOK	Dec. 31, 2013 VIE, primary beneficiary Interest Rate Swap USD ($)	Dec. 31, 2012 VIE, primary beneficiary Interest Rate Swap USD ($)	Dec. 31, 2013 VIE, primary beneficiary Interest Rate Swap Swap 32	Dec. 31, 2013 VIE, primary beneficiary Interest Rate Swap Swap 33	Dec. 31, 2013 VIE, primary beneficiary Interest Rate Swap Swap 34	Dec. 31, 2013 Strike Price 1 Sevan Drilling	Dec. 31, 2013 Strike Price 2 Sevan Drilling	Dec. 31, 2013 Securities Investment SapuraKencana Share Agreements USD ($)	Dec. 31, 2013 Other Current Liabilities Sevan Share Repurchase Agreement USD ($)	Sep. 18, 2013 Other Noncurrent Liabilities SapuraKencana Share Agreements USD ($)
Derivative [Line Items]
Outstanding principal amount																$ 9,776,000,000	$ 6,148,000,000		$ 786,000,000	$ 216,000,000					$ 272,000,000		$ 65,000,000	£ 40,000,000				$ 606,000,000												$ 450,000,000
Gross liability						2,000,000		2,000,000							84,000,000	244,000,000	383,000,000		46,000,000						3,000,000
Net Liability																	383,000,000
Derivative Liability, Noncurrent	250,000,000	[1]	0	[1]																																																	250,000,000
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value																89,000,000
Gain (Loss) on interest rate derivative instruments, not designated as hedging instruments																143,000,000	(129,000,000)	(302,000,000)	(10,000,000)	36,000,000	(19,000,000)	(49,000,000)	12,000,000	7,000,000
Number of instruments held														2																		5
Debt, face amount																																	1,750,000,000
Contract termination cost																															19,000,000
Gain (Loss) on financial instruments	(133,000,000)		(3,000,000)		346,000,000																									4,000,000
Derivative maturity date																																		Mar. 01, 2014	Mar. 01, 2014	Dec. 01, 2013	Feb. 01, 2014		Oct. 31, 2018	Nov. 30, 2018	Dec. 01, 2018	Oct. 01, 2018
Derivative, fixed interest rate																																					4.33%					6.18%				2.014%	2.014%	1.7725%
Gross Asset															84,000,000					7,000,000						4,000,000	1,000,000		0
Other comprehensive income, unrealized gain (loss) on interest rate swaps in VIEs																																												3,000,000	20,000,000
Derivative forward exchange rate																																						5.96					6.18
Derivative average forward exchange rate																											1.63	1.63
Derivative instruments not designated as hedging instruments, gain (loss), net						19,000,000		7,000,000		5,000,000		77,000,000	30,000,000
Option agreement, shares						1,400,000.0	1,400,000.0	2,000,000.0	2,000,000.0	2,000,000.0	2,000,000.0																																						216,065,464	81,828,500
Option agreement, strike price						255.38	255.38	220.32	220.32	242.8	242.8																																						4.04	4.07
Associated liabilities																																																				198,000,000
Proceeds from Derivative Instrument, Financing Activities														250,000,000
Derivative, Term of Contract														3 years
Description of variable rate basis															LIBOR																															1 month LIBOR	2 month LIBOR	3 month LIBOR
Derivative, basis spread on variable rate															1.90%
Marketable Securities	$ 1,082,000,000		$ 333,000,000																																																$ 666,000,000

[1]	Derivative financial instruments represent liabilities associated with other derivative arrangements. See Note 32 to the consolidated financial statements included herein.